CONDENSED INTERIM STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Other comprehensive loss [Member]	Capital reserve [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2016	$ 1,513	$ 199,567	$ (1,416)	$ 10,569	$ (175,206)	$ 35,027
CHANGES FOR
Issuance of share capital, net	1,056	30,241				31,297
Employee stock options exercised	1	320		(321)
Employee stock options forfeited and expired		1,240		(1,240)
Share-based compensation				858		858
Comprehensive loss for the period					(9,752)	(9,752)
BALANCE at Jun. 30, 2017	2,570	231,368	(1,416)	9,866	(184,958)	57,430
BALANCE at Dec. 31, 2017	2,836	240,682	(1,416)	10,337	(199,558)	52,881
CHANGES FOR
Issuance of share capital, net	83	2,764				2,847
Employee stock options exercised		399		(399)
Employee stock options forfeited and expired	1	38		(39)
Share-based compensation				1,444		1,444
Comprehensive loss for the period					(10,986)	(10,986)
BALANCE at Jun. 30, 2018	$ 2,920	$ 243,883	$ (1,416)	$ 11,343	$ (210,544)	$ 46,186